Commitments and contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies	Commitments and contingencies
Indemnification agreements
In the ordinary course of business, the Company may provide indemnification of varying scope and terms to vendors, lessors, business partners and other parties with respect to certain matters including, but not limited to, losses arising out of breach of such agreements or from intellectual property infringement claims made by third parties. In addition, the Company has entered into indemnification agreements with members of its board of directors and senior management team that may require the Company, among other things, to indemnify them against certain liabilities that may arise by reason of their status or service as directors or senior officers with the Company. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is, in many cases, unlimited. To date, the Company has not incurred any material costs as a result of such indemnification agreements. The Company does not believe that the outcome of any claims under indemnification arrangements will have a material effect on its financial position, results of operations or cash flows, and it has not accrued any liabilities related to such obligations in its financial statements.
Dividend Restriction
The Company has no record of paying dividends, and its ability to pay dividends depends on the results of operations and subject to applicable laws and regulations, which require that solvency and capital standards be maintained by such companies and contractual restrictions contained in the instruments governing the debt. The Company is permitted to declare and pay dividends, as long as the Company is not in default with respect to the Senior Secured Notes – 2026 and maintains compliance with certain provisions therein specific to restrictions of incurrence of indebtedness.
Litigation
The Company is involved in claims or lawsuits that arise in the ordinary course of business. Although the ultimate outcome of these claims or lawsuits cannot be ascertained by the Company, on the basis of present information and advice received from counsel, it is management’s opinion that the disposition or ultimate determination of such claims or lawsuits will not have a material adverse effect on the Company.
Among other legal disputes, the Company is currently, or was during the two most recently completed fiscal years, involved in the following proceedings related to material disputes:
Sentia Wellness
On January 6, 2022, Measure 8 Ventures, LP and other purchasers of debentures from Sentia Wellness, Inc. (“Sentia”) filed suit against Nitin Khanna and six other former officers, directors and/or advisors of Sentia in the Circuit Court of the State of Oregon for Multnomah County, alleging violations of Oregon securities law by making false and misleading statements and omissions to induce the plaintiffs to purchase over $74 million of debentures in Sentia. On May 16, 2022, the defendants filed their answer to the plaintiffs’ complaint along with affirmative defenses and various counter-claims against the plaintiffs as well as claims against third-parties Curaleaf Holdings, Inc., Cura Partners, Inc. and certain other individuals. The third-party claims include claims for unjust enrichment, breach of fiduciary duty and tortious interference in connection with the Company’s acquisition of Cura Partners, Inc. In addition, the third-party complaint alleges claims against Curaleaf Holdings, Inc. and Cura Partners, Inc. for indemnification as well as reimbursement and advancement of attorneys’ fees and expenses under Oregon law and Cura Partners, Inc.’s bylaws. Nitin Khanna and the other third-party plaintiffs sought actual damages in an amount of $515 million and other relief. Curaleaf Holdings, Inc. and Cura Partners, Inc. were not targeted by all of the third-party plaintiffs claims. On October 25, 2022, Nitin Khanna and the third-party plaintiffs filed a stipulation of dismissal, which was subsequently signed by the judge and which dismissed without prejudice all of the plaintiffs’ claims against Curaleaf Holdings, Inc. and Cura Partners, Inc.
The remaining claims were settled in October 2023 by all parties, pursuant to which Curaleaf, its affiliates, their respective officers, directors and employees were released without any liability, payment of consideration of any kind or admission of liability.
Connecticut Arbitration
Pursuant to the Second Amended and Restated Operating Agreement of Doubling Road Holdings, LLC (“Doubling Road Holdings”), the holders (the “Holders”) of a majority of the Series A-2 Units of Doubling Road Holdings had the right (the “Put Right”) to require PalliaTech CT, LLC (PalliaTech CT), or any of its affiliates, purchase all of the Series A-2 Units in exchange for shares of PalliaTech, Inc. (now Curaleaf, Inc.), the parent of PalliaTech CT, pursuant to a defined “Buy-Out Exchange Ratio.” On October 25, 2018, the Holders, the Company and others entered into a Stipulation of Settlement in order to resolve a dispute with respect to the applicable Buy-Out Exchange Ratio. The Stipulation of Settlement provided, among other things, that PalliaTech CT would purchase the Holders’ interests in exchange for (1) a payment of $40.1 million; (2) 4,755,548 SVS and (3) 2,016,859 additional SVS following completion of a Settlement Second Appraisal, dated December 12, 2019. On January 23, 2020, the Holders filed claims in arbitration including for fraudulent inducement and breach of contract, relating primarily to a lock-up agreement that the Holders signed in connection with the Stipulation of Settlement. The hearing of the case took place in April 2022 and on September 6, 2022, the arbitrator issued a Final Partial Award dismissing all of the Holders’ claims and awarding costs of the arbitration to Curaleaf. The arbitrator issued a final award of the costs to be paid by the DRH plaintiffs to Curaleaf, and the immaterial reimbursement was received in the fourth quarter ended December 31, 2022.
Parallel Illinois, LLC
On April 1, 2021, Curaleaf and the owners of the Illinois Assets (the “Plaintiffs”) signed definitive agreements to sell the Illinois Assets to Parallel Illinois, LLC (“Parallel”). Under the terms of the transaction, total consideration for the purchase of the Illinois Assets was $100 million, which consisted of cash consideration of $60 million and equity consideration of $40 million in Parallel stock, as well as earnouts of up to an additional $55 million payable through 2023. The Company received a $10 million deposit from Parallel, which was refundable under limited circumstances. On February 25, 2022, the Company received correspondence from Parallel’s attorneys indicating Parallel was not in a position to complete the acquisition of the Illinois Assets due to lack of financing, among other reasons, and declaring the definitive agreements to purchase the Illinois Assets terminated. On February 2, 2022, the Company filed an arbitration against Parallel and certain principals of Parallel for breach of contract, fraudulent misrepresentation and other claims. As a result of the breach of contract, the Company determined that the $10 million deposit received from Parallel was no longer refundable and, accordingly, recognized a gain of $10 million within Other income, net in the Consolidated Statements of Operations during the year ended December 31, 2022. In September 2023, the Company and Parallel entered into a Confidential Settlement Agreement to settle the dispute in full (the “Parallel Settlement Agreement”). Under this agreement, the Company is to receive $0.5 million upon the consummation and closing of a restructuring, foreclosure or sale transaction involving all or substantially all the assets of Parallel and its subsidiaries, subject to certain conditions. As part of this settlement, Parallel formally released its claims against the Plaintiffs, including with respect to any claim for return of the $10 million deposit. See Note 5 — Assets and liabilities held for sale for further detail.